TRI-CONTINENTAL CORPORATION

To the Stockholders:

    In the third quarter of 1997, Tri-Continental Corporation posted a total return of 7.76% based on net asset value, outpacing the 7.49% total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Tri-Continental's total return for the third quarter based on market price was 8.87%. The Corporation's peers, as measured by the Lipper Closed-End Growth & Income Funds Average, posted a total return of 8.21% for the quarter. Year-to-date, the Corporation's total return was up a strong 27.64% based on net asset value and 27.20% based on market price. The year-to-date total return of the S&P 500 was 29.64%, and the Corporation's peers, as measured by the Lipper Closed-End Growth & Income Funds Average, posted a 25.87% year-to-date total return. Additional information on the Corporation's investment results appears on page 3.

    Fundamentals continued to support the equity markets in the third quarter, as inflation was modest, economic growth persisted, unemployment remained historically low, consumer and producer prices were stable, and consumer income and spending increased. Further, manufacturers were able to meet increased demand without seeing their costs rise noticeably.

    The equity markets continued their ascent in the third quarter, and, as investors became slightly more conscious of valuations, price gains broadened to include a greater portion of mid- and small-capitalization stocks. The strength of the US Dollar also played a part in the broadening of the market. Investors worried that domestic multinational corporations with important overseas revenues might face slower profit growth. Because Tri-Continental maintained a portion of its portfolio in the lower capitalizations of the large-stock universe, and away from the 50 largest stocks, the portfolio benefited from the shifting third-quarter environment.

    With the stock markets' move away from large multinational companies, the Corporation re-established modest investments in some of the premier global growth companies toward the end of the third quarter. This is in keeping with the Corporation's long-term commitment to investing in companies with reasonable valuations and higher growth potentials. Overall, the number of specific issues held in the portfolio declined from 163 at the beginning of the quarter to 147 at the end of September.

    We believe that the Corporation's portfolio is well positioned going forward, although the recent turmoil in Southeast Asia may continue to cause short-term volatility in the US markets. Nevertheless, we believe the basic economic fundamentals supporting the equity markets are still positive.

    Thank you for your continued support of Tri-Continental Corporation, "an investment you can live with." We look forward to serving your investment needs in the many years to come.

    A discussion with your Portfolio Managers, and the Corporation's portfolio of investments, follow this letter.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman
                                                      /s/ Brian T. Zino
                                                      -------------------
                                                      Brian T. Zino
                                                      President


October 31, 1997

TRI-CONTINENTAL CORPORATION

INTERVIEW WITH YOUR PORTFOLIO MANAGERS, CHARLES C. SMITH, JR. AND ODETTE GALLI

HOW WERE TRI-CONTINENTAL'S INVESTMENT RESULTS IN THE PAST THREE MONTHS?

    In the third quarter of 1997, Tri-Continental Corporation's total return of 7.76% based on net asset value and 8.87% based on market price outpaced the 7.49% total return of the Standard & Poor's 500 Composite Stock Price Index (S&P
500). For the quarter, the Corporation's peers, as measured by the Lipper Closed-End Growth & Income Funds Average, posted an 8.21% total return, and the broad group of open-end competitors with similar investment objectives, as measured by the Lipper Growth & Income Funds Average, posted a total return of 9.04%. Year-to-date, Tri-Continental's total return was 27.64% based on net asset value and 27.20% based on market price. The S&P 500 posted a year-to-date total return of 29.64%, the Lipper Closed-End Growth & Income Funds Average posted a 25.87% year-to-date total return, and the Lipper Growth & Income Funds Average posted a year-to-date total return of 25.95%.


[PHOTO]
SELIGMAN GROWTH AND INCOME TEAM: (FROM LEFT) RODNEY COLLINS, MARGARET DOYLE, JONATHAN ROTH, ODETTE GALLI (CO-PORTFOLIO MANAGER), (SEATED) MELANIE RAVENELL (ADMINISTRATIVE ASSISTANT), CHARLES C. SMITH, JR. (CO-PORTFOLIO MANAGER), AMY FUJII


WHAT ECONOMIC AND MARKET FACTORS INFLUENCED THE CORPORATION IN THE THIRD
QUARTER?

    Tacitly supporting the continuation of the current economic environment, the Federal Reserve Board left interest rates unchanged this quarter. Moderate levels of economic growth continued and inflationary signs were largely absent. Low unemployment levels were maintained without prompting a commensurate increase in wages. In this positive economic environment, the equity markets moved upward and were further strengthened by continued positive corporate earnings news, which also supported the Corporation's investment results. Additionally, the markets continued to broaden as investors focused on the more reasonable valuations and higher earnings growth potential found in mid- and smaller-capitalization stocks.


WHAT WAS YOUR INVESTMENT STRATEGY?

    We maintained our stock selection discipline, seeking to purchase companies with attractive long-term earnings growth potential at reasonable valuations. Therefore, during temporary market sell-offs, we added to the portfolio's holdings in domestic multinational corporations, including Coca-Cola and IBM. Further, the portfolio's bias for holdings in the mid-range capitalizations of the large-stock universe was maintained, as we believe the relative performance of these stocks should continue to benefit from the broadening of the market.


WHAT INDUSTRIES IN THE PORTFOLIO IMPROVED THE CORPORATION'S INVESTMENT RESULTS?

    The Corporation's finance and insurance stocks continued to play a vital role and improved Tri-Continental's investment results. As a group, the Corporation's banking issues, including BankAmerica and Mellon Bank, had a

TRI-CONTINENTAL CORPORATION

================================================================================

INVESTMENT RESULTS PER COMMON SHARE

    TOTAL RETURNS
    For Periods Ended September 30, 1997

                                                         Average Annual
                                                    ----------------------------


                              Three      Nine       One       Five        10
                              Months     Months     Year      Years      Years
                             --------   --------   ------    ------     ------

     Market Price* .......    8.87%     27.20%     34.40%     14.06%     11.94%

     Net Asset Value* ....    7.76      27.64      36.09      17.99      13.29

     Lipper Closed-End
       Growth &Income
       Funds Average** ...    8.21      25.87      34.13      17.90      12.66

     S&P 500** ...........    7.49      29.64      40.45      20.77      14.75

PRICE PER SHARE

                                  September 30, 1997         June 30, 1997          March 31, 1997        December 31, 1996
                                  -------------------       --------------          ---------------      -------------------
    Market Price ...........           $29.3125                 $27.0625                $24.50                  $24.125

    Net Asset Value ........            35.70                    33.30                   29.63                   29.28


DIVIDEND AND CAPITAL GAIN INFORMATION
For the Nine Months Ended September 30, 1997
                                                 Capital Gain
                               ----------------------------------------------
 Dividends Paid                 Paid             Realized           Unrealized
 ---------------               -------          ----------         -----------
      $0.46                    $0.807#            $2.75             $11.19++


--------------------------------------------------------------------------------
 * These rates of return reflect changes in the market price or the net asset value, as applicable, and assume that all distributions within the period are taken in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

** The S&P 500 and the Lipper Closed-End Growth &Income Funds Average are unmanaged benchmarks that assume investment of dividends. The S&P500 does not reflect fees and sales charges, and the Lipper Closed-End Growth &Income Funds Average does not reflect sales charges. Investors may not invest directly in an index or an average.

 + Preferred Stockholders were paid dividends totaling $1.875 per share.

++ Represents the per share amount of net unrealized appreciation of portfolio securities as of September 30, 1997.

 # Represents undistributed realized capital gains from 1996, which were paid to Stockholders on July 1, 1997.

================================================================================

TRI-CONTINENTAL CORPORATION
very strong quarter, as did the insurance stocks in the portfolio, particularly Ace Limited and St. Paul Companies. The Corporation's investments in aerospace, automotive and related, and manufacturing and industrial equipment also positively contributed to the Corporation's results. Finally, some of the strongest price appreciation was seen in the computer and business services and electronics holdings, notably in Compaq Computer, Computer Associates International, and AMP.


WHICH SECTORS IMPAIRED THE CORPORATION'S PERFORMANCE?

    In the third quarter, there was weakness in certain consumer cyclical areas, particularly retail trade. The portfolio's positions in Woolworth and The Pep Boys were sold because of the deteriorating near-term earnings outlook. In addition, Eastman Kodak was sold, as our fundamental research suggested earnings would slow. Gas and electric utilities also had a difficult quarter. Declining gas prices reduced profits for gas utilities, while concerns about deregulation affected the electric utilities. Among our diversified companies, the position in Corning was reduced because we anticipated a near-term slowing of earnings.


WHAT IS THE OUTLOOK?

    We believe that the portfolio is well positioned for the long term. In the near term, there is growing concern regarding slowing profit growth and the possible resurgence of inflation. Nevertheless, we continue to find stocks attractive. We believe that our investment strategy, which focuses on finding companies with reasonable valuations relative to their potential future earnings growth, should continue to benefit Stockholders.

TRI-CONTINENTAL CORPORATION

LARGEST PORTFOLIO CHANGES
July 1 to September 30, 1997

                                                            SHARES
                                                  ---------------------------
                                                                     HOLDINGS
ADDITIONS                                        INCREASE             9/30/97
                                                 --------            ---------

COMMON STOCKS
American General Corporation ..............        400,000             400,000
Coca-Cola Company .........................        600,000             600,000
du Pont (E.I.) de Nemours and
    Company ...............................        350,000             550,000
International Business
    Machines Corporation ..................        251,000             251,000
Johnson & Johnson .........................        600,000             600,000
Mobil Corporation .........................        400,000             400,000
Pfizer Inc. ...............................        460,000             460,000
Philip Morris Companies, Inc. .............        700,000             700,000
Royal Dutch Petroleum
    Company ...............................        740,000             740,000
The B.F. Goodrich Company .................        527,000             527,000



                                                     SHARES OR PRIN. AMT.
                                                 ------------------------------
                                                                      HOLDINGS
REDUCTIONS                                       DECREASE              9/30/97
                                                 ---------           ----------

COMMON STOCKS
CIGNA Corporation .........................        150,000 shs.          --
Corning, Inc. .............................        469,000          381,000 shs.
Echlin Inc. ...............................        600,000               --
Enron Corporation .........................        600,000               --
General Signal Corporation ................        600,000               --
International Flavors &
    Fragrances Inc. .......................        700,000               --
Minnesota Mining &
    Manufacturing Company .................        300,000               --
Woolworth Corporation .....................      1,000,000               --

CONVERTIBLE PREFERRED STOCKS
Kmart Financing, 73/4% ....................        500,000               --
US GOVERNMENT SECURITIES
US Treasury Notes, 63/8%,
    5/15/2000 .............................    $45,000,000               --

Largest portfolio changes are based on cost of purchases and proceeds from sales of securities.


10 LARGEST EQUITY HOLDINGS
At September 30, 1997
================================================================================
                                                    Value
                                                -----------
General Electric Company ..................     $54,450,000
AMP Inc. ..................................      53,562,500
Bank of New York Company, Inc. ............      48,000,000
Compaq Computer Corporation* ..............      46,718,750
American International Group, Inc. ........      46,434,375
Ahmanson (H. F.) & Company* ...............      45,450,000
Mellon Bank Corporation* ..................      43,800,000
The Mead Corporation* .....................      43,350,000
Parker-Hannifin Corporation ...............      42,187,500
Procter &Gamble Company* ..................      41,437,500

================================================================================
* New to the 10 Largest Equity Holdings for this quarter.

TRI-CONTINENTAL CORPORATION
PORTFOLIO OF INVESTMENTS (unaudited)
                                                     Shares           Value
                                                     -------        ---------
COMMON STOCKS - 92.7%
AEROSPACE - 2.8%
General Dynamics Corporation .............            200,000       $ 17,425,000
General Motors Corporation
    Class "H" ............................            200,000         13,262,500
Raytheon Company .........................            500,000         29,562,500
United Technologies
    Corporation ..........................            500,000         40,500,000
                                                                    ------------
                                                                    $100,750,000
                                                                    ------------
AUTOMOTIVE AND
   RELATED - 4.0%
Borg-Warner Automotive, Inc. .............            402,300       $ 22,880,812
Chrysler Corporation .....................            500,000         18,406,250
Dana Corporation .........................            400,000         19,750,000
Harley-Davidson Inc. .....................          1,200,000         35,025,000
Magna International Inc. .................
    Class "A" ............................            455,000         31,451,875
Volkswagen AG (ADRs)*
    (Germany) ............................            100,000         13,893,750
                                                                    ------------
                                                                    $141,407,687
                                                                    ------------
BASIC MATERIALS - 1.1%
Aluminum Company of America ..............            200,000       $ 16,400,000
Reynolds Metals Company ..................            300,000         21,243,750
                                                                    ------------
                                                                    $ 37,643,750
                                                                    ------------
BUILDING AND
   CONSTRUCTION - 0.5%
Sherwin-Williams Corporation .............            600,000       $ 17,662,500
                                                                    ------------

BUSINESS GOODS AND
   SERVICES - 0.3%
WPP Group plc (UK) .......................          2,700,000       $ 12,182,692
                                                                    ------------

CHEMICALS - 3.4%
du Pont (E.I.) de Nemours and
    Company ..............................            550,000       $ 33,859,375
The B. F. Goodrich Company ...............            527,000         23,846,750
Hercules, Inc. ...........................            500,000         24,875,000
Morton International, Inc. ...............            550,000         19,525,000
Olin Corporation .........................            400,000         18,725,000
                                                                    ------------
                                                                    $120,831,125
                                                                    ------------
COMMUNICATIONS - 4.5%
Alcatel Alsthom (France) .................             65,000       $  8,663,885
Bell Atlantic Corporation ................            152,200         12,242,588
GTE Corporation ..........................            600,000         27,225,000
QUALCOMM, Inc.* ..........................            325,000         20,688,281
SBC Communications, Inc. .................            425,000         26,084,375
Sprint Corporation .......................            300,000         15,000,000
Telebras (ADRs) (Brazil) .................             53,800          6,926,750
Telecom Italia-Di Risp (Italy) ...........          1,468,600          5,726,359
Telecom Italia
    Mobile-Di Risp (Italy) ...............          1,600,000         10,684,319
WorldCom, Inc.* ..........................            750,000         26,507,812
                                                                    ------------
                                                                    $159,749,369
                                                                    ------------
COMPUTER AND
   BUSINESS SERVICES - 5.7%
Compaq Computer Corporation* .............            625,000       $ 46,718,750
Computer Associates
    International, Inc. ..................            275,000         19,748,437
Hewlett-Packard Company ..................            300,000         20,868,750
Intel Corporation ........................            318,000         29,385,187
International Business
    Machines Corporation .................            251,000         26,590,313
Microsoft Corporation* ...................            268,000         35,468,125
Sun Microsystems, Inc.* ..................            500,000         23,390,625
                                                                    ------------
                                                                    $202,170,187
                                                                    ------------
CONSUMER GOODS
   AND SERVICES - 8.9%
Allied Domecq plc (UK) ...................            870,000       $  6,903,041
B.A.T. Industries plc (UK) ...............          1,670,000         14,639,087
Coca-Cola Company ........................            600,000         36,562,500
Colgate-Palmolive Company ................            500,000         34,843,750
CPC International Inc. ...................            250,000         23,156,250
Liz Claiborne, Inc. ......................            400,000         21,975,000
McDonald's Corporation ...................            325,000         15,478,125
PepsiCo, Inc. ............................          1,100,000         41,250,000
Philip Morris Companies, Inc. ............            700,000         29,093,750
Procter & Gamble Company .................            600,000         41,437,500
RJR Nabisco Holdings
    Corporation ..........................            600,000         20,625,000
Sara Lee Corporation .....................            600,000         30,900,000
                                                                    ------------
                                                                    $316,864,003
                                                                    ------------
-----------
See footnotes on page 9.

TRI-CONTINENTAL CORPORATION                                  September 30, 1997

                                                     Shares             Value
                                                     -------          ---------
DIVERSIFIED - 2.9%
AlliedSignal Inc. ........................            600,000       $ 25,500,000
Corning, Inc. ............................            381,000         18,002,250
Tenneco, Inc. ............................            550,000         26,331,250
Westinghouse Electric
    Corporation ..........................          1,200,000         32,475,000
                                                                    ------------
                                                                    $102,308,500
                                                                    ------------
DRUGS AND HEALTH CARE - 8.6%
Abbott Laboratories ......................            300,000       $ 19,181,250
American Home Products
    Corporation ..........................            500,000         36,500,000
Baxter International Inc. ................            500,000         26,125,000
Bristol-Myers Squibb Company .............            350,000         28,962,500
Guidant Corporation ......................            550,000         30,800,000
Johnson & Johnson ........................            600,000         34,575,000
Merck & Co., Inc. ........................            328,400         32,819,475
Novartis AG* (Switzerland) ...............             10,300         15,843,421
Pfizer Inc. ..............................            460,000         27,628,750
Schering-Plough Corporation ..............            400,000         20,600,000
Warner-Lambert Company ...................            250,000         33,734,375
                                                                    ------------
                                                                    $306,769,771
                                                                    ------------
ELECTRIC AND
   GAS UTILITIES - 3.0%
BG plc (ADRs) (UK) .......................            115,000       $  4,743,750
Centrica plc* (UK) .......................          1,150,000          1,726,547
Companhia Energetica de Minas
    Gerais (ADRs) (Brazil) ...............             87,400          4,741,450
Electricidade de Portugal, S.A ...........
    (ADRs) (Portugal) ....................            279,600          9,646,200
Empresa Nacional de
    Electricidad (ADRs) (Spain) ..........            528,000         11,352,000
Huaneng Power
    International, Inc. ..................
    (ADRs)* (China) ......................            270,000          6,547,500
PacifiCorp ...............................          1,000,000         22,375,000
VEBA AG (Germany) ........................            230,000         13,447,660
The Williams Companies, Inc. .............            700,000         32,768,750
                                                                    ------------
                                                                    $107,348,857
                                                                    ------------
ELECTRONICS - 4.9%
AMP Inc. .................................          1,000,000       $ 53,562,500
Arrow Electronics, Inc. ..................            400,000         23,200,000
KEMET Corporation* .......................            575,000         17,555,469
Motorola Inc. ............................            325,000         23,359,375
Philips Electronics N. V .................
    (Netherlands) ........................            225,000         18,900,000
Thomas & Betts Corporation ...............            300,000         16,387,500
Vishay Intertechnology, Inc.* ............            815,000         21,546,563
                                                                    ------------
                                                                    $174,511,407
                                                                    ------------
ENERGY - 7.2%
Amoco Corporation ........................            400,000       $ 38,550,000
Atlantic Richfield Company ...............            250,000         21,359,375
Baker Hughes Incorporated ................            300,000         13,125,000
Exxon Corporation ........................            600,000         38,437,500
Mobil Corporation ........................            400,000         29,600,000
Royal Dutch Petroleum
    Company (Netherlands) ................            740,000         41,070,000
Schlumberger Ltd. ........................            200,000         16,837,500
Texaco Inc. ..............................            664,000         40,794,500
Total S.A. Class "B" (France) ............            147,583         16,928,888
                                                                    ------------
                                                                    $256,702,763
                                                                    ------------
ENTERTAINMENT AND
   LEISURE - 0.8%
Disney (Walt) Company ....................            250,000       $ 20,156,250
News Corp. Ltd. (ADRs)
    (Australia) ..........................            260,000          5,313,750
News Corp. Ltd. (ADRs-Voting
    Preference Shares) (Australia) .......            130,000          2,331,875
                                                                    ------------
                                                                    $ 27,801,875
                                                                    ------------
ENVIRONMENTAL
   MANAGEMENT - 0.6%
Browning-Ferris Industries, Inc. ........             600,000       $ 22,837,500
                                                                    ------------

FINANCE AND
   INSURANCE - 16.5%
ABN-AMRO Holding N.V.
    (Netherlands) .......................             510,868       $ 10,370,734
ACE Limited .............................             300,000         28,200,000

-----------
See footnotes on page 9.

TRI-CONTINENTAL CORPORATION

                                                     Shares           Value
                                                     -------        ---------

FINANCE AND
   INSURANCE (continued)
Ahmanson (H. F.) & Company ..............             800,000     $   45,450,000
American General Corporation ............             400,000         20,750,000
American International
    Group, Inc. .........................             450,000         46,434,375
AXA-UAP (France) ........................             235,209         15,814,640
BankAmerica Corporation .................             500,000         36,656,250
Bank of Ireland (UK) ....................             681,100          8,471,908
Bank of New York
    Company, Inc. .......................           1,000,000         48,000,000
Bayerische Vereinsbank AG
    (Germany) ...........................             375,000         21,489,362
Citicorp ................................             200,000         26,787,500
Federal National Mortgage
    Association .........................             600,000         28,200,000
First Union Corporation .................             425,000         21,276,563
General Re Corporation ..................             180,000         35,730,000
ING Groep N.V. (Netherlands) ............             437,624         20,148,516
Irish Life plc (UK) .....................             700,000          3,678,296
The Hartford Financial Services
    Group, Inc. .........................             300,000         25,818,750
Mellon Bank Corporation .................             800,000         43,800,000
St. Paul Companies, Inc. ................             400,000         32,625,000
TIG Holdings, Inc. ......................             500,000         17,406,250
Travelers Incorporated ..................             500,000         34,125,000
Zurich Versicherungsgesellschaft
    (Switzerland) .......................              42,700         18,643,973
                                                                  --------------
                                                                  $  589,877,117
                                                                  --------------
MANUFACTURING AND
   INDUSTRIAL EQUIPMENT - 7.2%
Emerson Electric Co. ....................             500,000     $   28,812,500
GATX Corporation ........................             350,000         23,646,875
General Electric Company ................             800,000         54,450,000
Harnischfeger lndustries, Inc. ..........             477,000         20,391,750
Illinois Tool Works, Inc. ...............             700,000         34,956,250
Ingersoll-Rand Company ..................             750,000         32,296,875
Mannesmann AG (Germany) .................              32,500         15,489,362
Pacific Dunlop Ltd. (Australia) .........           1,500,000          4,263,882
Parker-Hannifin Corporation .............             937,500         42,187,500
                                                                  --------------
                                                                  $  256,494,994
                                                                  --------------
PAPER AND FOREST
   PRODUCTS - 3.1%
Fort James Corporation ..................             800,000     $   36,650,000
The Mead Corporation ....................             600,000         43,350,000
Union Camp Corporation ..................             500,000         30,843,750
                                                                  --------------
                                                                  $  110,843,750
                                                                  --------------
PUBLISHING - 1.0%
Gannet Company, Inc. ....................             200,000     $   21,587,500
Tribune Company .........................             300,000         15,993,750
                                                                  --------------
                                                                  $   37,581,250
                                                                  --------------
REAL ESTATE INVESTMENT
   TRUST - 0.4%
Security Capital
    US Realty Trust .....................           1,000,000     $   14,900,000
                                                                  --------------

RETAIL TRADE - 2.6%
May Department
    Stores Company ......................             400,000     $   21,800,000
OfficeMax, Inc. .........................           1,100,000         16,706,250
J. C. Penney Company, Inc. ..............             306,000         17,824,500
Tesco plc (UK) ..........................           1,478,000         11,226,174
Wal-Mart Stores, Inc. ...................             650,000         23,806,250
                                                                  --------------
                                                                  $   91,363,174
                                                                  --------------
STEEL - 1.4%
AK Steel Holdings Corporation ............            635,000     $   27,066,875
Allegheny Teledyne Inc. ..................            800,000         22,900,000
                                                                  --------------
                                                                  $   49,966,875
                                                                  --------------
TRANSPORTATION - 1.3%
Burlington Northern Santa Fe
    Corporation ..........................            250,000     $   24,156,250
Norfolk Southern Corporation .............            200,000         20,650,000
                                                                  --------------
                                                                  $   44,806,250
                                                                  --------------
TOTAL COMMON STOCKS
  (Cost: $2,201,388,304) .................                        $3,303,375,396
                                                                  --------------
-----------
See footnotes on page 9.

TRI-CONTINENTAL CORPORATION
                                                              September 30, 1997


                                                   Prin. Amt.          Value
                                                 -------------        -------
US GOVERNMENT
   SECURITIES - 2.2%
US Treasury Notes, 6 1/4%,
    4/30/2001 ............................       $ 35,000,000       $ 35,339,080

US Treasury Notes, 5 7/8%,
    2/15/2004 ............................         45,000,000         44,550,045
                                                                    ------------

TOTAL US GOVERNMENT
   SECURITIES
  (Cost: $78,836,719) ....................                          $ 79,889,125
                                                                    ------------
CORPORATE BONDS - 0.6%
AUTOMOTIVE AND RELATED - 0.3%
Ford Motor Credit Corp.,
    6 1/2%, 2/28/2002 .....................         10,000,000      $ 10,055,680


COMMUNICATIONS - 0.3%

TCI Communications Inc.,
    8%, 8/1/2005 .........................         10,000,000       $ 10,486,770
TOTAL CORPORATE BONDS
  (Cost: $20,006,300) ....................                          $ 20,542,450
                                                                    ------------

CONVERTIBLE ISSUES - 0.1%
   (Cost: $3,500,000)

DEBENTURES - 0.1%

FINANCE AND INSURANCE
LibLife International (UK),
  6 1/2%, 9/30/2004 ......................           3,500,000     $   4,707,500
 TRICONTINENTAL FINANCIAL
   DIVISION   - 0.5%
  (Cost: $17,051,070) ...................                         $   17,733,607
                                                                  --------------

SHORT-TERM
   HOLDINGS - 0.6%
  (Cost: $22,000,000) ...................                         $   22,000,000
                                                                  --------------

TOTAL INVESTMENTS - 96.7%
   (Cost: $2,342,782,393) ...............                         $3,448,248,078
                                                                  --------------
OTHER ASSETS LESS
    LIABILITIES - 3.3% ..................                            117,092,851
                                                                  --------------

NET INVESTMENT ASSETS - 100.0% ..........                         $3,565,340,929
                                                                  ==============

---------
* Non-income producing security.
+ Restricted securities.
Note: Investments in stocks, bonds, limited partnership interests, and short-term holdings maturing in more than 60 days are valued at current market values or, in their absence, fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

TRI-CONTINENTAL CORPORATION

For information about your Corporation, call or write Corporate Communications, J.&W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017. If you want information about your investment account, call or write Stockholder Services,Seligman Data Corp., at the same address.

--------------------------------------------------------------------------------
IMPORTANT TELEPHONE NUMBERS

STOCKHOLDER               RETIREMENT PLAN          24-HOUR AUTOMATED
SERVICES                  SERVICES                 TELEPHONE ACCESS SERVICE
(800) TRI-1092            (800) 445-1777           (800) 622-4597
(8:30 a.m. to             (8:30 a.m. to
6:00 p.m. EST)            6:00 p.m. EST)
--------------------------------------------------------------------------------

================================================================================

                            Third Quarter Report 1997


                          THE CONTINENTAL CORPORATION


                         an investment you can live with

================================================================================


Tri-Continental Corporation
invests primarily to produce
long-term growth of both
capital and income,
while providing reasonable
current income.




                           TRI-CONTINENTAL CORPORATION

                                   Managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

This report is intended only for the information of stockholders or those who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about management fees and other costs.

                                                                    CETRI3c 9/97